DEBT INSTRUMENTS AT AMORTIZED COST (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 259,546,571	R$ 266,991,967
Fair value	251,208,086	261,096,098
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	54,891,298	60,043,632
Fair value	54,651,238	59,988,685
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	138,622,149	148,260,712
Fair value	137,128,315	147,475,479
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	41,306,602	32,891,366
Fair value	37,109,312	32,474,161
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	24,726,522	25,796,257
Fair value	R$ 22,319,221	R$ 21,157,773